Taxes on Income (Details) - Schedule of loss before tax and a reconciliation - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Loss Before Tax And AReconciliation Abstract
Local		$ 10,081	$ 3,735	$ 4,555
Foreign	[1]	(186)	(5)	(4)
Net loss, as reported in the consolidated statements of comprehensive loss		$ 9,895	$ 3,730	$ 4,551
Israeli statutory income tax rate		23.00%	23.00%	23.00%
Theoretical tax benefit		$ 2,276	$ 858	$ 1,047
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards		(2,161)	(858)	(1,047)
Other		(115)
Income tax expense

[1]	Foreign is amount related to the US & China Subsidiaries.